EQUITY PLANS (Tables)	12 Months Ended
Dec. 29, 2017
EQUITY PLANS
Schedule of assumptions

	2017			2016			2015
Expected volatility	38%	-	41%	39%	-	41%	38%	-	42%
Expected dividends			0%			0%			0%
Expected term (in years)			6			6			6
Risk-free rate	1.86%	-	2.08%	1.2%	-	1.84%	1.33%	-	1.75%

Summary of option activity and changes during the period

			Weighted-
		Weighted-	Average
		Average	Remaining
		Exercise	Contractual
	Options	Price	Term (Years)
Outstanding at December 30, 2016	1,311,000	$10.15	6.69
Granted	199,000	30.28	—
Exercised	(271,000)	7.02	—
Forfeited or expired	(32,000)	15.65	—
Outstanding at December 29, 2017	1,207,000	$14.04	7.02
Vested at December 29, 2017	660,000	$8.84	5.58
Exercisable at December 29, 2017	660,000	$8.84	5.58

			Weighted-
		Weighted-	Average
		Average	Remaining
		Exercise	Contractual
	Options	Price	Term (Years)
Outstanding at January 1, 2016	964,000	$7.22	6.04
Granted	440,000	15.28	—
Exercised	(75,000)	4.41	—
Forfeited or expired	(18,000)	9.81	—
Outstanding at December 30, 2016	1,311,000	$10.15	6.69
Vested at December 30, 2016	658,000	$6.21	4.21
Exercisable at December 30, 2016	658,000	$6.21	4.21

			Weighted-
		Weighted-	Average
		Average	Remaining
		Exercise	Contractual
	Options	Price	Term (Years)
Outstanding at January 2, 2015	926,000	$5.84	6.44
Granted	165,000	12.33	—
Exercised	(103,000)	3.72	—
Forfeited or expired	(24,000)	3.94	—
Outstanding at January 1, 2016	964,000	$7.22	6.04
Vested at January 1, 2016	624,000	$5.24	4.53
Exercisable at January 1, 2016	624,000	$5.24	4.53

Summary of the status of the nonvested options and changes in nonvested options

		Weighted-
		Average
		Grant-Date
	Options	Fair Value
Nonvested at December 30, 2016	653,000	$4.75
Granted	199,000	12.23
Vested	(273,000)	6.68
Forfeited	(32,000)	15.65
Nonvested at December 29, 2017	547,000	6.43

		Weighted-
		Average
		Grant-Date
	Options	Fair Value
Nonvested at January 1, 2016	340,000	$3.77
Granted	440,000	6.15
Vested	(109,000)	7.82
Forfeited	(18,000)	9.81
Nonvested at December 30, 2016	653,000	4.75

		Weighted-
		Average
		Grant-Date
	Options	Fair Value
Nonvested at January 2, 2015	331,000	$3.37
Granted	165,000	4.92
Vested	(132,000)	3.67
Forfeited	(24,000)	3.94
Nonvested at January 1, 2016	340,000	3.77

Summary of restricted stock activity

		Weighted-
		Average
	Restricted Stock	Grant Date Fair Value
Outstanding at December 30, 2016	99,000	$11.37
Awarded	28,000	31.53
Vested	(40,000)	33.02
Forfeited	—	—
Outstanding at December 29, 2017	87,000	$17.67

Outstanding at January 1, 2016	38,000	$11.66
Awarded	82,000	10.89
Vested	(21,000)	9.89
Forfeited	—	—
Outstanding at December 30, 2016	99,000	$11.37

Outstanding at January 2, 2015	38,000	$5.74
Awarded	25,000	13.91
Vested	(25,000)	5.05
Forfeited	—	—
Outstanding at January 1, 2016	38,000	$11.66